Summary of Significant Accounting Policies - Property, Plant, and Equipment (Details)	12 Months Ended
Dec. 31, 2018
Buildings and improvements | Minimum
Property, plant and equipment, net
Estimated useful lives	20 years
Buildings and improvements | Maximum
Property, plant and equipment, net
Estimated useful lives	30 years
Machinery
Property, plant and equipment, net
Estimated useful lives	10 years
Office equipment and furnishing | Minimum
Property, plant and equipment, net
Estimated useful lives	3 years
Office equipment and furnishing | Maximum
Property, plant and equipment, net
Estimated useful lives	5 years
Motor vehicles | Minimum
Property, plant and equipment, net
Estimated useful lives	4 years
Motor vehicles | Maximum
Property, plant and equipment, net
Estimated useful lives	5 years